Segment Information and Concentrations - Revenue and Operating Income By Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	$ 1,642	$ 1,435	$ 1,409	$ 1,244	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 5,730		$ 5,291		$ 4,711
Pension Expense									292		222		208
Other adjustments									65	[1]	49	[1]	26	[1]
Income from operations	(7)	89	101	49	102	28	62	20	232		212		149
Acquisition related transaction costs included in other adjustments									23		37
Acquisition related amortization costs included in other adjustments									38		12
Litigation charge included in other adjustments													8
Relocation costs included in other adjustments													18
OFAC and FCPA Investigations [Member]
Segment Reporting Information [Line Items]
Legal costs included in other adjustments									4
Reportable Segment [Member]
Segment Reporting Information [Line Items]
Segment Operating Income (Loss)									589		483		383
Financial Services [Member]
Segment Reporting Information [Line Items]
Total revenue									3,180		2,999		2,645
Segment Operating Income (Loss)									319		313		250
Retail Solutions [Member]
Segment Reporting Information [Line Items]
Total revenue									1,667		1,778		1,717
Segment Operating Income (Loss)									102		71		73
Hospitality [Member]
Segment Reporting Information [Line Items]
Total revenue									522	[2]	141	[2]	0	[2]
Segment Operating Income (Loss)									85	[2]	22	[2]	0	[2]
Emerging Industries [Member]
Segment Reporting Information [Line Items]
Total revenue									361		373		349
Segment Operating Income (Loss)									$ 83		$ 77		$ 60

[1]	Other adjustments for the twelve months ended December 31, 2012 include $23 million of acquisition related costs, $38 million of acquisition related amortization of intangible assets and $4 million of legal costs incurred related to the OFAC and FCPA investigations. For the twelve months ended December 31, 2011, other adjustments include $37 million of acquisition related costs and $12 million of acquisition related amortization of intangible assets. For the twelve months ended December 31, 2010, other adjustments include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters.
[2]	The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.